As filed with the Securities and Exchange Commission on October 3, 2000
                                                        ------------------------
                                                     Registration No. 333 -26209
                                                                      811 -08197

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

--------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.
                                                   -----

                       Post-Effective Amendment No.   4
                                                    -----

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No.    5
                                            ------

                      PFL LIFE VARIABLE ANNUITY ACCOUNT A
                      -----------------------------------
                           (Exact Name of Registrant)

                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                              (Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

   X      immediately upon filing pursuant to paragraph (b) of Rule 485
_______

_______   on __________ pursuant to paragraph (b) of Rule 485

_______   60 days after filing pursuant to paragraph (a)(1) of Rule 485

_______   on __________ pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information of PFL Life Variable Account A are hereby incorporated by reference to the Form N-4 Registration Statement (333-26209 and 811-08197) filed on April 28, 2000.

                 THE ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

                                   Issued by

                          PFL Life Insurance Company

                       Supplement Dated October 9, 2000
                                    to the
                         Prospectus dated May 1, 2000

Effective October 9, 2000, the following changes were made:

  . Endeavor Value Equity Portfolio's advisor and investment policy were changed and the portfolio and was renamed Capital Guardian Value Portfolio (Endeavor Series Trust, subadvised by Capital Guardian Trust Company); and

  . Janus Aspen--Worldwide Growth Portfolio--Service Shares (Janus Aspen
    Series--Service Shares, managed by Janus Capital Corporation) was added as an investment choice.

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

Janus Aspen--Worldwide Growth Portfolio--Service Shares may not currently be available in all states. Please contact your financial representative for additional information regarding the availability of that portfolio in your state.

                             ---------------------

The following information hereby supplements the Annuity Policy Fee Table contained in the prospectus.

-------------------------------------------------------------------------------
                           ANNUITY POLICY FEE TABLE
-------------------------------------------------------------------------------
                        Portfolio Annual Expenses(/1/)
  (as a percentage of average net assets and after expense reimbursements)
-------------------------------------------------------------------------------

                                                                         Total
                                         Management/            Rule   Portfolio
                                        Administrative  Other   12b-1   Annual
                                             Fees      Expenses Fees   Expenses
--------------------------------------------------------------------------------
  Capital Guardian Value(/2/)(/3/).....      0.85%       0.07%  0.08%    1.00%
  Janus Aspen-Worldwide Growth-Service
   Shares(/4/).........................      0.65%       0.05%  0.25%    0.95%

-------------------------------------------------------------------------------
(/1/) The fee table information relating to the underlying funds was provided to PFL by the underlying funds, their investment advisers or managers, and PFL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. Therefore, PFL disclaims any and all liability for such information.
(/2/) Capital Guardian Value Portfolio was formerly Endeavor Value Equity
      Portfolio. On October 9, 2000, the portfolio's advisor and investment policy were changed. The "Other Expenses" shown for 1999 were before these changes occurred. The "Management Fees" shown are the current fees.
(/3/) The Board of Trustees of Endeavor Series Trust (the "Trust") have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts are shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

(/4/) The expenses in the Annuity Policy Fee Table are based on estimated expenses the new Service Shares Class of each portfolio expects to incur in its initial fiscal year.

EXAMPLES

The following information hereby supplements the Examples contained in the prospectus.

--------------------------------------------------------------------------------
                                                             If the Policy is
                                                              annuitized at
                                                              the end of the
                                      If the policy is       applicable time
                                        surrendered          period or if the
                                     at the end of the       Policy is still
                                         applicable        in the accumulation
                                        time period.              phase.
--------------------------------------------------------------------------------
                                    1     3     5    10    1     3     5    10
Subaccounts                        Year Years Years Years Year Years Years Years
--------------------------------------------------------------------------------
Capital Guardian Value............ $ 87 $ 117 $ 148 $ 274 $ 24 $  75 $ 128 $ 274
                                  ----------------------------------------------
Janus Aspen--Worldwide Growth--
 Service Shares................... $ 87 $ 115 $ 146 $ 269 $ 24 $  73 $ 126 $ 269
--------------------------------------------------------------------------------

The above table will assist you in understanding the costs and expenses of the policy and the underlying funds that you will bear, directly or indirectly. These include the 1999 expenses of the underlying funds. In addition to the expenses listed above, premium taxes, currently ranging from 0% to 2.35% of premium payments may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus supplement.

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The following information hereby supplements the Condensed Financial Information contained in the prospectus.

--------------------------------------------------------------------------------
                                      Accumulation                 Number of
                                       Unit Value   Accumulation  Accumulation
                                      at Beginning   Unit Value   Units at End
                                        of Year    at End of Year   of Year
------------------------------------------------------------------------------
  Capital Guardian Value Subaccount*
    1999.............................  $2.212928     $2.115695    506,137.294
    1998.............................  $2.086130     $2.212928    433,206.587
    1997(/1/)........................  $2.048951     $2.086130     44,448.849
--------------------------------------------------------------------------------

(/1/) Period from September 30, 1997 through December 31, 1997
  * Prior to October 9, 2000, Capital Guardian Value Subaccount was called Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolio advisor and investment policies. The unit values shown reflect the portfolio's performance before those changes.

The Janus Aspen--Worldwide Growth Subaccount--Service Shares had not commenced operations as of December 31, 1999, therefore comparable information is not available.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA
The following Tables hereby amend and replace the corresponding Historical Performance Data Tables in the prospectus.

                 TABLE 1 Standard Average Annual Total Returns
-------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount     Subaccount
                                  Ended    Ended       to         Inception
          Subaccount             12/31/99 12/31/99  12/31/99         Date
--------------------------------------------------------------------------------
Atlas Balanced Growth..........   22.02%    N/A      14.38%   September 30, 1997
AIM V.I. Growth Fund(/1/)......     N/A     N/A        N/A           May 1, 2000
AIM V.I. Growth and Income
 Fund(/1/).....................     N/A     N/A        N/A           May 1, 2000
AIM V.I. Value Fund(/1/).......     N/A     N/A        N/A           May 1, 2000
Alliance Growth(/1/)...........     N/A     N/A        N/A           May 1, 2000
Alliance Premier Growth(/1/)...     N/A     N/A        N/A           May 1, 2000
Alliance Technology(/1/).......     N/A     N/A        N/A           May 1, 2000
Capital Guardian Value(/2/)....   -9.99%    N/A      -0.42%   September 30, 1997
The Dreyfus Socially
 Responsible Growth
 Fund, Inc.(/1/)...............     N/A     N/A        N/A           May 1, 2000
Dreyfus VIF--Appreciation......    4.32%    N/A      15.50%   September 30, 1997
Dreyfus VIF--Disciplined Stock.   11.21%    N/A      17.82%   September 30, 1997
Dreyfus VIF--Growth and Income.    9.67%    N/A       9.25%   September 30, 1997
Dreyfus VIF--Quality Bond......   -6.81%    N/A       0.50%   September 30, 1997
Dreyfus VIF--Small Cap.........   15.85%    N/A       2.06%   September 30, 1997
Endeavor--Dreyfus Small Cap
 Value.........................   22.00%    N/A       4.98%   September 30, 1997
T. Rowe Price Equity Income....   -3.56%    N/A       4.01%   September 30, 1997
T. Rowe Price Growth Stock.....   14.91%    N/A      20.71%   September 30, 1997
Federated High Income Bond Fund
 II............................   -4.71%    N/A      -0.09%   September 30, 1997
Federated Utility Fund II......   -5.31%    N/A       9.50%   September 30, 1997
Janus Aspen--Aggressive Growth
 --Service Shares(/1/).........     N/A     N/A        N/A           May 1, 2000
Janus Aspen--Balanced--Service
 Shares(/1/)...................     N/A     N/A        N/A           May 1, 2000
Janus Aspen--Growth--Service
 Shares(/1/)...................     N/A     N/A        N/A           May 1, 2000
Janus Aspen--International
 Growth --Service Shares(/1/)..     N/A     N/A        N/A           May 1, 2000
Janus Aspen--Worldwide Growth
 --Service Shares (/1/)........     N/A     N/A        N/A       October 9, 2000
WRL Janus Global...............   63.15%    N/A      36.80%   September 30, 1997
WRL Janus Growth...............   51.87%    N/A      47.73%   September 30, 1997
WRL VKAM Emerging Growth.......   96.73%    N/A      51.36%   September 30, 1997
WRL Alger Aggressive
 Growth(/1/)...................     N/A     N/A        N/A           May 1, 2000
--------------------------------------------------------------------------------

(/1/) The AIM V.I. Growth Fund Subaccount, AIM V.I. Growth and Income Fund
      Subaccount, AIM V.I. Value Fund Subaccount, Alliance Growth Subaccount, Alliance Premier Growth Subaccount, Alliance Technology Subaccount, The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount, Janus Aspen-- Aggressive Growth Subaccount--Service Shares, Janus Aspen --Balanced Subaccount--Service Shares, Janus Aspen--Growth Subaccount--Service Shares, Janus Aspen--International Growth Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, and the WRL Alger Aggressive Growth Subaccount had not commenced operations as of December 31, 1999, therefore comparable information is not available.

(/2/) Prior to October 9, 2000, Capital Guardian Value Subaccount was called
      Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolio's advisors and investment policies. The performance figures shown reflect the portfolio's performance before those changes.

                                   TABLE 2
 Non-Standardized Average Annual Total Returns (Assuming No Surrender Charge)
-------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount     Subaccount
                                  Ended    Ended       to         Inception
          Subaccount             12/31/99 12/31/99  12/31/99         Date
--------------------------------------------------------------------------------
Atlas Balanced Growth..........    27.62%   N/A      15.95%   September 30, 1997
AIM V.I. Growth Fund(/1/)......      N/A    N/A        N/A           May 1, 2000
AIM V.I. Growth and Income
 Fund(/1/).....................      N/A    N/A        N/A           May 1, 2000
AIM V.I. Value Fund(/1/).......      N/A    N/A        N/A           May 1, 2000
Alliance Growth(/1/)...........      N/A    N/A        N/A           May 1, 2000
Alliance Premier Growth(/1/)...      N/A    N/A        N/A           May 1, 2000
Alliance Technology(/1/).......      N/A    N/A        N/A           May 1, 2000
Capital Guardian Value(/2/)....    -4.39%   N/A       1.43%   September 30, 1997
The Dreyfus Socially
 Responsible Growth
 Fund, Inc.(/1/)...............      N/A    N/A        N/A           May 1, 2000
Dreyfus VIF--Appreciation......     9.92%   N/A      17.04%   September 30, 1997
Dreyfus VIF--Disciplined Stock.    16.81%   N/A      19.33%   September 30, 1997
Dreyfus VIF--Growth and Income.    15.27%   N/A      10.91%   September 30, 1997
Dreyfus VIF--Quality Bond......    -1.21%   N/A       2.33%   September 30, 1997
Dreyfus VIF--Small Cap.........    21.45%   N/A       3.86%   September 30, 1997
Endeavor--Dreyfus Small Cap
 Value.........................    27.60%   N/A       6.71%   September 30, 1997
T. Rowe Price Equity Income....     2.04%   N/A       5.76%   September 30, 1997
T. Rowe Price Growth Stock.....    20.51%   N/A      22.17%   September 30, 1997
Federated High Income Bond Fund
 II............................     0.89%   N/A       1.72%   September 30, 1997
Federated Utility Fund II......     0.29%   N/A      11.15%   September 30, 1997
Janus Aspen--Aggressive Growth
 --Service Shares(/1/).........      N/A    N/A        N/A           May 1, 2000
Janus Aspen--Balanced--Service
 Shares(/1/)...................      N/A    N/A        N/A           May 1, 2000
Janus Aspen--Growth--Service
 Shares(/1/)...................      N/A    N/A        N/A           May 1, 2000
Janus Aspen--International
 Growth --Service Shares(/1/)..      N/A    N/A        N/A           May 1, 2000
Janus Aspen--Worldwide Growth
 --Service Shares(/1/).........      N/A    N/A        N/A       October 9, 2000
WRL Janus Global...............    68.75%   N/A      38.05%   September 30, 1997
WRL Janus Growth...............    57.47%   N/A      48.87%   September 30, 1997
WRL VKAM Emerging Growth.......   102.33%   N/A      52.46%   September 30, 1997
WRL Alger Aggressive
 Growth(/1/)...................      N/A    N/A        N/A           May 1, 2000

(/1/) The AIM V.I. Growth Fund Subaccount, AIM V.I. Growth and Income Fund
      Subaccount, AIM V.I. Value Fund Subaccount, Alliance Growth Subaccount, Alliance Premier Growth Subaccount, Alliance Technology Subaccount, The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount, Janus Aspen-- Aggressive Growth Subaccount--Service Shares, Janus Aspen --Balanced Subaccount--Service Shares, Janus Aspen--Growth Subaccount--Service Shares, Janus Aspen--International Growth Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, and the WRL Alger Aggressive Growth Subaccount had not commenced operations as of December 31, 1999, therefore comparable information is not available.

(/2/) Prior to October 9, 2000, Capital Guardian Value Subaccount was called
      Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolio's advisors and investment policies. The performance figures shown reflect the portfolio's performance before those changes.

                                   TABLE 3
            Adjusted Historical Average Annual Total Returns(/1/)
                        (Assuming No Surrender Charge)
-------------------------------------------------------------------------------

                                                                 Corresponding
                                                    10 Year        Portfolio
Portfolio                         1 Year  5 Year  or Inception   Inception Date
---------------------------------------------------------------------------------
Atlas Balanced Growth Portfolio.   27.62%   N/A      15.95%    September 30, 1997
AIM V.I. Growth Fund............   33.41% 27.88%     21.23%           May 5, 1993
AIM V.I. Growth and Income Fund.   32.42% 26.43%     22.78%           May 2, 1994
AIM V.I. Value Fund.............   28.13% 25.49%     21.37%           May 5, 1993
Alliance Growth Portfolio(/2/)..   32.64% 29.56%     28.86%    September 15, 1994
Alliance Premier Growth
 Portfolio(/3/).................   30.51% 34.18%     24.60%         June 26, 1992
Alliance Technology
 Portfolio(/4/).................   73.37%   N/A      34.06%      January 11, 1996
Capital Guardian Value
 Portfolio......................   -4.39% 15.14%     12.02%          May 27, 1993
The Dreyfus Socially Responsible
 Growth Fund, Inc. .............   28.31% 26.91%     22.39%       October 7, 1993
Dreyfus VIF--Appreciation
 Portfolio......................    9.92% 23.80%     18.39%         April 5, 1993
Dreyfus VIF--Disciplined Stock
 Portfolio......................   16.81%   N/A      24.42%           May 1, 1996
Dreyfus VIF--Growth and Income
 Portfolio......................   15.27% 22.61%     19.25%           May 2, 1994
Dreyfus VIF--Quality Bond
 Portfolio......................   -1.21%  5.97%      6.51%       August 31, 1990
Dreyfus VIF--Small Cap
 Portfolio......................   21.45% 14.34%     33.81%       August 31, 1990
Endeavor --Dreyfus Small Cap
 Value Portfolio................   27.60% 16.26%     13.16%           May 4, 1993
T. Rowe Price Equity Income
 Portfolio......................    2.04%   N/A      16.10%       January 3, 1995
T. Rowe Price Growth Stock
 Portfolio......................   20.51%   N/A      25.63%       January 3, 1995
Federated High Income Bond Fund
 II.............................    0.89%  8.96%      6.55%      February 2, 1994
Federated Utility Fund II.......    0.29% 13.66%     11.00%     February 28, 1994
Janus Aspen--Aggressive Growth
 Portfolio--Service Shares(/5/).  120.26% 33.99%     32.15%    September 13, 1993
Janus Aspen--Balanced
 Portfolio--Service Shares(/5/).   24.31% 22.85%     18.85%    September 13, 1993
Janus Aspen--Growth Portfolio--
 Service Shares(/5/)............   41.08% 27.77%     22.16%    September 13, 1993
Janus Aspen--International
 Growth Portfolio--Service
 Shares(/5/)....................   77.14% 31.36%     26.68%           May 2, 1994
Janus Aspen--Worldwide Growth
 Portfolio--Service Shares(/5/).   62.25% 31.78%     27.93%    September 13, 1993
WRL Janus Global................   68.75% 31.10%     26.14%      December 3, 1992
WRL Janus Growth................   57.47% 37.98%     21.92%+      October 2, 1986
WRL VKAM Emerging Growth........  102.33% 40.98%     30.84%         March 1, 1993
WRL Alger Aggressive Growth.....   66.75% 34.76%     28.57%         March 1, 1994
---------------------------------------------------------------------------------
+ Ten Year Date

(/1/) The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(/2/) Returns prior to June 1, 1999 for the portfolios are based on historical returns for Class A Shares.

(/3/) Returns prior to July 14, 1999 for the portfolios are based on historical returns for Class A Shares.

(/4/) Returns prior to September 22, 1999 for the portfolios are based on historical returns for Class A Shares.

(/5/) Returns prior to December 31, 1999 for the portfolios are based on historical returns for Institutional Class of Shares.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement. Note 4.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc.
                    Note 1.

            (a)(1) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Mutual Fund Account and AFSG Securities Corporation. Note. 4.

          (3)(a)(2) Termination of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and or the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 5.

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 4.

          (4) Form of Policy for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (5) Form of Application for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (6)  (a)  Articles of Incorporation of PFL Life
                    Insurance Company.  Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Atlas Insurance Trust. Note 4.

          (8)  (b)  Participation Agreement by and between PFL
                    Life Insurance Company and Dreyfus Variable
                    Investment Fund.  Note 1.

          (8)  (c) (1) Participation Agreement by and between PFL
                       Life Insurance Company and the Endeavor
                       Series Trust.
                       Note 2.

               (c) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (c) (3) Amendment to Schedule A of the Participation
                       Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 8

          (8)  (d)     Participation Agreement by and between PFL
                       Life Insurance Company and Federated
                       Insurance Series.
                       Note 3.

          (8)  (e) (1) Participation Agreement by and between PFL
                       Life Insurance Company and WRL Series Funds,
                       Inc., and addendums thereof.
                       Note 4.

               (e) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (e) (3) Amendment No. 12 to Participation Agreement among WRL
                       Series Fund, Inc., PFL Life Insurance Company, AUSA Life
                       Insurance Company, Inc., and Peoples Benefit Life
                       Insurance Company. Note 6

          (8)  (f)     Participation Agreement by and among AIM Variable
                       Insurance Funds, Inc., PFL Life Insurance Company, and
                       AFSG Securities Corporation. Note 7

          (8)  (f) (1) Amendment No. 4 to Participation Agreement by and among
                       AIM Variable Insurance Funds, Inc., PFL Life Insurance
                       Company, AFSG Securities Corporation. Note 7

          (8)  (g)     Participation Agreement by and among Alliance Variable
                       Products Series Fund, Inc., PFL Life Insurance Company,
                       AFSG Securities Corporation. Note 7

          (8)  (h)     Participation Agreement by and among Janus Aspen Series
                       and PFL Life Insurance Company. Note 7

          (8)  (h) (1) Amendment No. 2 to Participation Agreement by and
                       between Janus Aspen Series and PFL Life Insurance
                       Company. Note 8

          (9)       Opinion and Consent of Counsel.  Note 3.

          (10) (a)  Consent of Independent Auditors.  Note 8.

               (b)  Opinion and Consent of Actuary.  Note 4.

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations.  Note 5.

          (14)      Powers of Attorney. Note 1. (Patrick S. Baird, Craig D.
                    Vermie, William L. Busler, Douglas C. Kolsrud, Robert J.
                    Kontz, Brenda K. Clancy.) Note 5. Larry N. Norman


          ------------------------

          Note 1. Filed with initial Registration Statement on Form N-4 (File No. 333-26209) on April 30, 1997.


          Note 2. Incorporated by reference to the Endeavor Series Trust Post-Effective Amendment #14, Exhibit No. 6, (File No. 33-27352), filed on April 29, 1996.


          Note 3. Filed with Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on July 28, 1997.


          Note 4. Filed with Post-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on April 29, 1998.


          Note 5. Filed with Post-Effective Amendment No. 2 on Form N-4 (File No. 333-26209) on April 28, 1999.


          Note 6. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.


          Note 7. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.


          Note 8.   Filed herewith.

Item 25.               Directors and Officers of the Depositor

                                         Principal Positions
Name and                                 and Offices with
Business Address                         Depositor
----------------                         ---------

Larry N. Norman                          Director, Chairman of the Board and
4333 Edgewood Road N.E.                  President
Cedar Rapids, Iowa
52499-0001

Patrick S. Baird                         Director, Senior Vice President and
4333 Edgewood Road N.E.                  Chief Operating Officer
Cedar Rapids, Iowa
52499-0001

Craig D. Vermie                          Director, Vice President, Secretary
4333 Edgewood Road N.E.                  and General Counsel
Cedar Rapids, Iowa
52499-0001

Douglas C. Kolsrud                       Director, Senior Vice President Chief
4333 Edgewood Road N.E.                  Investment Officer and Corporate
Cedar Rapids, Iowa                       Actuary
52499-0001

Bart Herbert, Jr.                        Director and Executive Vice
4333 Edgewood Road N.E.                  President
Cedar Rapids, Iowa
52499-0001

Robert J. Kontz                          Vice President and Corporate
4333 Edgewood Road N.E.                  Controller
Cedar Rapids, Iowa
52499-0001

Brenda K. Clancy                         Vice President, Treasurer and
4333 Edgewood Road N.E.                  Chief Financial Officer
Cedar Rapids, Iowa
52499-0001



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                        Jurisdiction of  Percent of Voting
Name                                    Incorporation    Securities Owned                    Business
----                                    ---------------  -----------------                   --------
AEGON N.V.                              Netherlands      51.16% of Vereniging                Holding company
                                                         AEGON Netherlands
                                                         Membership Association

Groninger Financieringen B.V.           Netherlands      100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                   Netherlands      100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                Netherlands      100% AEGON N.V.                     Holding company

AEGON International N.V.                Netherlands      100% AEGON N.V.                     Holding company

Voting Trust Trustees:                  Delaware                                             Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation          Delaware         100% Voting Trust                   Holding company

Short Hills Management Company          New Jersey       100% AEGON U.S.                     Holding company
                                                         Holding Corporation

CORPA Reinsurance Company               New York         100% AEGON U.S.                     Holding company
                                                         Holding Corporation

AEGON Management Company                Indiana          100% AEGON U.S.                     Holding company
                                                         Holding Corporation

RCC North America Inc.                  Delaware         100% AEGON U.S.                     Holding company
                                                         Holding Corporation

AEGON USA, Inc.                         Iowa             100% AEGON U.S.                     Holding company
                                                         Holding Corporation

Transamerica Holding Company            Delaware         100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                     Delaware         100% Transamerica                   Issue debt securities-net
Holding Company                                                                              proceeds used to make
                                                                                             loans to affiliates

First AUSA Life Insurance               Maryland         100% AEGON USA, Inc.                Insurance holding company
Company

AUSA Life Insurance                     New York         82.33% First AUSA Life              Insurance
Company, Inc.                                            Insurance Company
                                                         17.67% Veterans Life
                                                         Insurance Company

Life Investors Insurance                Iowa             100% First AUSA Life Ins. Co.       Insurance
Company of America

Life Investors Alliance, LLC            Delaware         100% LIICA                          Purchase, own, and hold the
                                                                                             equity interest of other entities

Great American Insurance                Iowa             100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                     Iowa             100% Life Investors Ins.            Insurance
Assurance Company                                        Company of America

PFL Life Insurance Company              Iowa             100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                Minnesota        100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky         100% AEGON Financial                Administrator of structured
of Kentucky                                              Services Group, Inc.                settlements

AEGON Assignment Corporation            Illinois         100% AEGON Financial                Administrator of structured
                                                         Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.          Arizona          100% of Common Voting Stock         Insurance
                                                         First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona          100% of Common Voting Stock         Insurance
                                                         First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio             100% First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland         Various                             Mutual fund

WRL Investment Services, Inc.           Florida          100% Western Reserve Life           Provides administration for
                                                         Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                          Florida          100% Western Reserve Life           Registered investment advisor
Management, Inc.                                         Assurance Co. of Ohio

ISI Insurance Agency, Inc.              California       100% Western Reserve Life           Insurance agency
And Subsidiaries                                         Assurance Co. of Ohio

ISI Insurance Agency                    Alabama          100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                    Ohio             100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Massachusetts    100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                    Texas            100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.

ISI Insurance Agency                    Hawaii           100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                          Agency, Inc.

ISI Insurance Agency                    New Mexico       100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                         Agency, Inc.

AEGON Equity Group, Inc.                Florida          100% Western Reserve Life           Insurance Agency
                                                         Assurance Co. of Ohio

Monumental General Casualty Co.         Maryland         100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.         Maryland         100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.         Arizona          100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation              Maryland         100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                     Iowa             100% First AUSA Life                Holding company
                                                         Insurance Company

Monumental General Life                 Puerto Rico      51% First AUSA Life                 Insurance
Insurance Company of                                     Insurance Company
Puerto Rico                                              49% Baldrich & Associates
                                                         of Puerto Rico

AUSA Holding Company                    Maryland         100% AEGON USA, Inc.                Holding company

Monumental General Insurance            Maryland         100% AUSA Holding  Co.              Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.        Kansas           100% Monumental General             Sale/admin. of travel
                                                         Insurance Group, Inc.               insurance

Monumental General                      Maryland         100% Monumental General             Provides management srvcs.
Administrators, Inc.                                     Insurance Group, Inc.               to unaffiliated third party
                                                                                             administrator

Executive Management and                Maryland         100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                Administrators, Inc.                services

Monumental General Mass                 Maryland         100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                          Insurance Group, Inc.               mass marketed insurance
                                                                                             coverages

AUSA Financial Markets, Inc.            Iowa             100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.              California       100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company             California       100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation          Iowa             100% AUSA Holding Co.               Third party administrator

Investors Warranty of                   Iowa             100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                extended maintenance
                                                                                             contracts

Massachusetts Fidelity Trust Co.        Iowa             100% AUSA Holding Co.               Trust company

Money Services, Inc.                    Delaware         100% AUSA Holding Co.               Provides financial counseling
                                                                                             for employees and agents of
                                                                                             affiliated companies

ADB Corporation                         Delaware         100% Money Services, Inc.           Special purpose limited
                                                                                             Liability company

ORBA Insurance Services, Inc.           California       10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                   California       100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                               Alabama          100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                     Texas            100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.       California       33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                  Delaware         100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                   Delaware         100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial            Michigan         100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                  services

Associated Mariner Ins. Agency          Massachusetts    100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                   Agency, Inc.

Associated Mariner Agency               Ohio             100% Associated Mariner             Insurance agency
Ohio, Inc.                                               Agency, Inc.

Associated Mariner Agency               Texas            100% Associated Mariner             Insurance agency
Texas, Inc.                                              Agency, Inc.

Idex Investor Services, Inc.            Florida          100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                   Delaware         100% AUSA Holding                   Investment advisor

IDEX Mutual Funds                       Massachusetts    Various                             Mutual fund

Diversified Investment                  Delaware         100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware         100% Diversified Investment         Broker-Dealer
Corp.                                                    Advisors, Inc.

George Beram & Company, Inc.            Massachusetts    100% Diversified Investment         Employee benefit and
                                                         Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.              Iowa             100% AUSA Holding Co.               Broker-Dealer (De-registered)

Creditor Resources, Inc.                Michigan         100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                  Canada           100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                     Maryland         100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                    Iowa             100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa             100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                               administrative and real
                                                                                             estate investment services

AEGON USA Real Estate                   Delaware         100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                           Advisors, Inc.                      holding company

QSC Holding, Inc.                       Delaware         100% AEGON USA Realty               Real estate and financial
Advisors, Inc.                                                                               software production and sales

LRA, Inc.                               Iowa             100% AEGON USA Realty               Real estate counseling
                                                         Advisors, Inc.

Landauer Associates, Inc.               Delaware         100% AEGON USA Realty               Real estate counseling
                                                         Advisors, Inc.

Landauer Realty Associates, Inc.        Texas            100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.        Iowa             100% AEGON USA Realty               Information Systems for
                                                         Advisors, Inc.                      real estate investment
                                                                                             management

USP Real Estate Investment Trust        Iowa             12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                         13.11% PFL Life Ins. Co.
                                                         4.86% Bankers United Life
                                                         Assurance Co.

RCC Properties Limited                  Iowa             AEGON USA Realty Advisors,          Limited Partnership
Partnership                                              Inc. is General Partner and 5%
                                                         owner.

Commonwealth General                    Delaware         100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG Securities Corporation             Pennsylvania     100% CGC                            Broker-Dealer

Benefit Plans, Inc.                     Delaware         100% CGC                            TPA for Peoples Security Life
                                                                                             Insurance Company


Durco Agency, Inc.                      Virginia         100% Benefit Plans, Inc.        General agent

Capital 200 Block Corporation           Delaware         100% CGC                        Real estate holdings

Capital Real Estate                     Delaware         100% CGC                        Furniture and equipment
Development Corporation                                                                  lessor

Commonwealth General.                   Kentucky         100% CGC                        Administrator of structured
Assignment Corporation                                                                   settlements

Diversified Financial Products Inc.     Delaware         100% CGC                        Provider of investment,
                                                                                         marketing and admin. services
                                                                                         to ins. cos.

Monumental Agency Group, Inc.           Kentucky         100%  CGC                       Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.            Delaware         100% CGC                        Registered investment advisor
                                                                                         (de-registered)

Southlife, Inc.                         Tennessee        100% CGC                        Investment subsidiary

Commonwealth General LLC                Turks &          100% CGC                        Special-purpose subsidiary
                                        Caicos Islands

Ampac Insurance Agency, Inc.            Pennsylvania     100% CGC                        Provider of management
(EIN 23-1720755)                                                                         support services

Compass Rose Development                Pennsylvania     100% Ampac Insurance            Special-purpose subsidiary
Corporation                                              Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia   100% Ampac Insurance            Special-purpose subsidiary
                                                         Agency, Inc.

Frazer Association                      Illinois         100% Ampac Insurance            TPA license-holder
Consultants, Inc.                                        Agency, Inc.

National Home Life Corporation          Pennsylvania     100% Ampac Insurance            Special-purpose subsidiary
                                                         Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania     100% Ampac Insurance            Furniture & equipment lessor
                                                         Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania     100% Ampac Insurance            Administrator of group
                                                         Agency, Inc.                    insurance programs

Veterans Insurance Services, Inc.       Delaware         100% Ampac Insurance            Special-purpose subsidiary
                                                         Agency, Inc.


Academy Insurance Group, Inc.           Delaware         100% CGC                        Holding company

Academy Life Insurance Co.              Missouri         100% Academy Insurance          Insurance company
                                                         Group, Inc.

Pension Life Insurance                  New Jersey       100% Academy Life               Insurance company
Company of America                                       Insurance Company

FED Financial, Inc.                     Delaware         100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Ammest Development Corp. Inc.           Kansas           100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Ammest Insurance Agency, Inc.           California       100% Academy Insurance          General agent
                                                         Group, Inc.

Ammest Massachusetts                    Massachusetts    100% Academy Insurance          Special-purpose subsidiary
Insurance Agency, Inc.                                   Group, Inc.

Ammest Realty, Inc.                     Pennsylvania     100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Ampac, Inc.                             Texas            100% Academy Insurance          Managing general agent
                                                         Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania     100% Academy Insurance          Special-purpose subsidiary
(EIN 23-2364438)                                         Group, Inc.


Force Financial Group, Inc.             Delaware         100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

Force Financial Services, Inc.          Massachusetts    100% Force Fin. Group,          Special-purpose subsidiary
                                                         Inc.

Military Associates, Inc.               Pennsylvania     100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

NCOAA Management Company                Texas            100% Academy Insurance          Special-purpose subsidiary
                                                         Group, Inc.

NCOA Motor Club, Inc.                   Georgia          100% Academy Insurance          Automobile club
                                                         Group, Inc.

Unicom Administrative                   Pennsylvania     100% Academy Insurance          Provider of admin. services
Services, Inc.                                           Group, Inc.

Unicom Administrative                   Germany          100% Unicom Administrative      Provider of admin. services
Services, GmbH                                           Services, Inc.



Capital General Development             Delaware         100% CGC                        Holding company
Corporation

Monumental Life                         Maryland         73.23% Capital General          Insurance company
Insurance Company                                        Development Company
                                                         26.77% First AUSA Life
                                                         Insurance Company

AEGON Special Markets                   Maryland         100% Monumental Life            Marketing company
Group, Inc.                                              Insurance Company

Peoples Benefit Life                    Missouri         3.7% CGC                        Insurance company
Insurance Company                                        20.0% Capital Liberty, L.P.
                                                         76.3% Monumental Life
                                                         Insurance Company

Veterans Life Insurance Co.             Illinois         100% Peoples Benefit            Insurance company
                                                         Life Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania     100% Veterans Life Ins. Co.     Special-purpose subsidiary

Coverna Direct Insurance                Maryland         100% Peoples Benefit            Insurance agency
Insurance Services, Inc.                                 Life Insurance Company

Ammest Realty Corporation               Texas            100% Monumental Life            Special purpose subsidiary
                                                         Insurance Company

JMH Operating Company, Inc.             Mississippi      100% Monumental Life            Real estate holdings
                                                         Insurance Company

Capital Liberty, L.P.                   Delaware         99.0% Monumental Life           Holding Company
                                                         Insurance Company
                                                         1.0% CGC

Transamerica Corporation                Delaware         100% AEGON NV                   Major interest in insurance
                                                                                         and finance

Transamerica Pacific Insurance          Hawaii           100% Transamerica Corp.         Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.                 Delaware         100% Transamerica Corp.         Investments

ARC Reinsurance Corporation             Hawaii           100% Transamerica Corp.         Property & Casualty Ins.

Transamerica Management, Inc.           Delaware         100% ARC Reinsurance Corp.      Asset management

Inter-America Corporation               California       100% Transamerica Corp.         Insurance Broker


Pyramid Insurance Company, Ltd.         Hawaii           100% Transamerica Corp.         Property & Casualty Ins.

Pacific Cable Ltd.                      Bmda.            100% Pyramid Ins. Co., Ltd.     Sold 25% of TC Cable, Inc.
                                                                                         stock in 1998

Transamerica Business Tech Corp.        Delaware         100% Transamerica Corp.         Telecommunications and
                                                                                         data processing

Transamerica CBO I, Inc.                Delaware         100% Transamerica Corp.         Owns and manages a pool of
                                                                                         high-yield bonds

Transamerica Corporation (Oregon)       Oregon           100% Transamerica Corp.         Name holding only-Inactive

Transamerica Finance Corp.              Delaware         100% Transamerica Corp.         Commercial & Consumer
                                                                                         Lending & equip. leasing

TA Leasing Holding Co., Inc.            Delaware         100% Transamerica Fin. Corp.    Holding company

Trans Ocean Ltd.                        Delaware         100% TA Leasing Hldg Co. Inc.   Holding company

Trans Ocean Container Corp.             Delaware         100% Trans Ocean Ltd.           Intermodal Leasing
("TOCC")

SpaceWise Inc.                          Delaware         100% TOCC                       Intermodal leasing

Trans Ocean Container Finance Corp.     Delaware         100% TOCC                       Intermodal leasing

Trans Ocean Leasing Deutschland GmbH    Germany          100% TOCC                       Intermodal leasing

Trans Ocean Leasing PTY Ltd.            Austria          100% TOCC                       Intermodal leasing

Trans Ocean Management S.A.             Switzerland      100% TOCC                       Intermodal leasing

Trans Ocean Regional
  Corporate Holdings                    California       100% TOCC                       Holding company

Trans Ocean Tank Services Corp.         Delaware         100% TOCC                       Intermodal leasing

Transamerica Leasing Inc.               Delaware         100% TA Leasing Holding Co.     Leases & Services intermodal
                                                                                         equipment

Transamerica Leasing Holdings           Delaware         100% Transamerica Leasing Inc.  Holding Company
 Inc.  ("TLHI")

Greybox Logistics Services Inc.         Delaware         100% TLHI                       Intermodal Leasing

Greybox L.L.C.                          Delaware         100% TLHI                       Intermodal freight container
                                                                                         interchange facilitation
                                                                                         service

Transamerica Trailer                    France           100% Greybox L.L.C.             Leasing
  Leasing S.N.C.

Greybox Services Limited                U.K.             100% TLHI                       Intermodal Leasing

Intermodal Equipment, Inc.              Delaware         100% TLHI                       Intermodal leasing

Transamerica Leasing N.V.               Belg.            100% Intermodal Equipment Inc.  Leasing

Transamerica Leasing SRL     `          Italy            100% Intermodal Equipment Inc.  Leasing

Transamerica Distribution               Delaware         100% TLHI                       Provided door-to-door
  Services, Inc.                                                                         services for the domestic
                                                                                         transportation of temperature-
                                                                                         sensitive products

Transamerica Leasing                    Belg.            100% TLHI                       Leasing
 Coordination Center

Transamerica Leasing do                 Braz.            100% TLHI                       Container Leasing
  Brasil Ltda.

Transamerica Leasing GmbH               Germany          100% TLHI                       Leasing

Transamerica Leasing Limited            U.K.             100% TLHI                       Leasing

ICS Terminals (UK) Limited              U.K.             100% Transamerica.              Leasing
                                                         Leasing Limited

Transamerica Leasing Pty. Ltd.          Australia        100% TLHI                       Leasing

Transamerica Leasing (Canada) Inc.      Canada           100% TLHI                       Leasing

Transamerica Leasing (HK) Ltd.          H.K.             100% TLHI                       Leasing

Transamerica Leasing                    S. Africa        100% TLHI                       Intermodal leasing
  (Proprietary) Limited

Transamerica Tank Container             Australia        100% TLHI                       The Australian (domestic)
  Leasing Pty. Limited                                                                   leasing of tank containers

Transamerica Trailer Holdings I Inc.    Delaware         100% TLHI                       Holding company

Transamerica Trailer Holdings II, Inc.  Delaware         100% TLHI                       Holding company

Transamerica Trailer Holdings III, Inc. Delaware         100% TLHI                       Holding company

Transamerica Trailer Leasing AB         Swed.            100% TLHI                       Leasing

Transamerica Trailer Leasing AG         Switzerland      100% TLHI                       Leasing

Transamerica Trailer Leasing A/S        Denmark          100% TLHI                       Leasing

Transamerica Trailer Leasing GmbH       Germany          100% TLHI                       Leasing

Transamerica Trailer Leasing            Belgium          100% TLHI                       Leasing
  (Belgium) N.V.

Transamerica Trailer Leasing            Netherlands      100% TLHI                       Leasing
  (Netherlands) B.V.

Transamerica Trailer Spain S.A.         Spain            100% TLHI                       Leasing

Transamerica Transport Inc.             New Jersey       100% TLHI                       Dormant

Transamerica Commercial                 Delaware         100% Transamerica Fin. Corp.    Holding company for
  Finance Corporation, I ("TCFCI")                                                       Commercial/consumer
                                                                                         finance subsidiaries

Transamerica Equipment Financial        Delaware         100% TCFCI
  Services Corporation

BWAC Credit Corporation                 Delaware         100% TCFCI

BWAC International Corporation          Delaware         100% TCFCI

BWAC Twelve, Inc.                       Delaware         100% TCFCI                      Holding company for
                                                                                         premium finance subsidiaries

TIFCO Lending Corporation               Illinois         100% BWAC Twelve, Inc.          General financing & other
                                                                                         services in the US & elsewhere

Transamerica Insurance Finance          Maryland         100% BWAC Twelve, Inc.          Provides insurance premium
  Corporation ("TIFC")                                                                   financing in the US with the
                                                                                         exception of CA and HI

Transamerica Insurance Finance          Maryland         100% TIFC                       Provides Insurance premium
  Company (Europe)                                                                       financing in California

Transamerica Insurance Finance          California       100% TIFC                       Disability ins. & holding co.
  Corporation, California                                                                for various insurance
                                                                                         subsidiaries of Transamerica
                                                                                         Corporation

Transamerica Insurance Finance          ON               100% TIFC                       Provides ins. premium
  Corporation, Canada                                                                    financing in Canada

Transamerica Business Credit            Delaware         100% TCFCI                      Provides asset based lending
  Corporation ("TBCC")                                                                   leasing & equip. financing

Transamerica Mezzanine                  Delaware         100% TBCC                       Holds investments in several
  Financing, Inc.                                                                        joint ventures/partnerships

Transamerica Business Advisory Grp.     Delaware         100% TBCC

Bay Capital Corporation                 Delaware         100% TBCC                       Special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens

Coast Funding Corporation               Delaware         100% TBCC                       Special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens

Transamerica Small Business             Delaware         100% TBCC
  Capital, Inc. ("TSBC")

Emergent Business Capital               Delaware         100% TSBC
  Holdings, Inc.

Gulf Capital Corporation                Delaware         100% TBCC                       Special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens

Direct Capital Equity Investment, Inc.  Delaware         100% TBCC                       Small business loans

TA Air East, Corp                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air I, Corp.                         Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air II, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air III, Corp.                       Delaware         100% TBCC                       special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air IV, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air V, Corp.                         Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air VI, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air VII, Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases aircraft

TA Air VIII, Corp.                      Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases aircraft

TA Air IX, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air X, Corp.                         Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XI, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XII, Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XIII, Corp.                      Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XIV, Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Air XV, Corp.                        Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest
                                                                                         or leases aircraft

TA Marine I Corp.                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases barges or ships

TA Marine II Corp.                      Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases barges or ships

TBC I, Inc.                             Delaware         100% TBCC                       Special purpose corp.

TBC II, Inc.                            Delaware         100% TBCC                       Special purpose corp.

TBC III, Inc.                           Delaware         100% TBCC                       Special purpose corp.

TBC IV, Inc.                            Delaware         100% TBCC                       Special purpose corp.

TBC V, Inc.                             Delaware         100% TBCC                       Special purpose corp.

TBC VI, Inc.                            Delaware         100% TBCC                       Special purpose corp.

TBC Tax I, Inc.                         Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax II, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax III, Inc.                       Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax IV, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax V, Inc.                         Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase or real estate tax lien

TBC Tax VI, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase or real estate tax lien

TBC Tax VII, Inc.                       Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase or real estate tax lien

TBC Tax VIII, Inc.                      Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

TBC Tax IX, Inc.                        Delaware         100% TBCC                       Special purpose co. for the
                                                                                         purchase of real estate tax lien

The Plain Company                       Delaware         100% TBCC                       Special purpose corp. which
                                                                                         hold an ownership interest or
                                                                                         leases aircraft.

Transamerica Distribution               Delaware         100% TCFCI                      Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                          comm. Leasing, retail finance
                                                                                         comm. Recovery service and
                                                                                         accounts

Transamerica Accounts Holding Corp.     Delaware         100% TDFC

Transamerica Commercial                 Delaware         100% TDFC                       Wholesale floor plan for
   Finance Corporation ("TCFC")                                                          appliances, electronics,
                                                                                         computers, office equip. and
                                                                                         marine equipment.

Transamerica Acquisition                Canada           100% TCFC                       Holding company
 Corporation, Canada

Transamerica Distribution Finance       Delaware         100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                   Mauritius        100% TDFCO                      Mauritius holding company
                                                                                         of our Indian Joint Venture

Inventory Funding Trust                 Delaware         100% TCFC

Inventory Funding Company, LLC          Delaware         100% Inventory Funding Trust

TCF Asset Management Corporation        Colorado         100% TCFC                       A depository for foreclosed
                                                                                         real and personal property

Transamerica Joint Ventures, Inc.       Delaware         100% TCFC                       To enter into general partner-
                                                                                         ships for the ownership of
                                                                                         comm. & finance business

Transamerica Inventory                  Delaware         100% TDFC                       Holding co. for inventory
   Finance Corporation ("TIFC")                                                          finance subsidiaries

Transamerica GmbH, Inc.                 Delaware         100% TIFC                       Commercial lending in
                                                                                         Germany

Transamerica Fincieringsmaatschappij
   B.V.                                 Netherlands      100% Trans. GmbH,  Inc.         Commercial lending in
                                                                                         Europe

BWAC Seventeen, Inc.                    Delaware         100% TIFC                       Holding co. for principal
                                                                                         Canadian operation, Trans-
                                                                                         America Comm. Finance
                                                                                         Corp, Canada

Transamerica Commercial                 ON               100% BWAC Seventeen, Inc.       Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                 Canada           100% BWAC Seventeen, Inc.       Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                   Delaware         100% TIFC                       Holding co. for United
                                                                                         Kingdom operation, Trans-
                                                                                         America Comm. Finance
                                                                                         Limited

Transamerica Commercial                 U.K.             100% BWAC Twenty-One Inc.       Commercial lending in the
   Finance Limited ("TCFL")                                                              United Kingdom.

Whirlpool Financial Corporation                          100% TCFL                       Inactive commercial finance
    Polska Spzoo                                                                         Company in Poland

Transamerica Commercial                 U.K.             100% BWAC Twenty-One Inc.       Holding Company
   Holdings Limited

Transamerica Commercial Finance         U.K.             100% Trans. Commercial
   Limited                                               Holdings Limited

Transamerica Commercial Finance         France           100% BWAC Twenty-One Inc.       Carries out factoring trans-
   France S.A.                                                                           actions in France & abroad

Transamerica GmbH Inc.                  Delaware         100% BWAC Twenty-One Inc.       Holding co. for Transamerica
                                                                                         Financieringsmaatschappij
                                                                                         B.V.

Transamerica Retail Financial           Delaware         100% TIFC                       Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                   Delaware         100% TRFSC                      Bank (Credit Cards)

Transamerica Consumer Finance           Delaware         100% TRFSC                      Consumer finance holding
   Holding Company ("TCFHC")                                                             company

Transamerica Mortgage Company           Delaware         100% TCFHC                      Consumer mortgages

Transamerica Consumer Mortgage          Delaware         100% TCFHC                      Securitization company
   Receivables Company

Metropolitan Mortgage Company           Florida          100% TCFHC                      Consumer mortgages

Easy Yes Mortgage, Inc.                 Florida          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

Easy Yes Mortgage, Inc.                 Georgia          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

First Florida Appraisal Services, Inc.  Georgia          100% Metropolitan Mtg. Co.      Appraisal and inspection
                                                                                         services

First Georgia Appraisal Services, Inc.  Georgia          100% First FL App. Srvc, Inc.   Appraisal services

Freedom Tax Services, Inc.              Florida          100% Metropolitan Mtg. Co.      Property tax information
                                                                                         services

J.J. & W. Advertising, Inc.             Florida          100% Metropolitan Mtg. Co.      Advertising and marketing
                                                                                         services

J.J. & W. Realty Corporation            Florida          100% Metropolitan Mtg. Co.      To hold problem REO
                                                                                         properties

Liberty Mortgage Company of             Florida          100% Metropolitan Mtg. Co.      No active business/Name
   Ft. Myers, Inc.                                                                       holding only

Metropolis Mortgage Company             Florida          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

Perfect Mortgage Company                Florida          100% Metropolitan Mtg. Co.      No active business/Name
                                                                                         holding only

Transamerica Vendor Financial Srvc.     Delaware         100% TDFC                       Provides commercial lease

Transamerica Distribution Finance                        100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                           Mexico           100% TDFCM

Transamerica Corporate Services                          100% TDFCM
   De Mexico

Transamerica Home Loan                  California       100% TFC                        Consumer mortgages

Transamerica Lending Company            Delaware         100% TFC                        Consumer lending

Transamerica Financial Products, Inc.   California       100% Transamerica Corp.         Service investments

Transamerica Insurance Corporation      California       100% Transamerica Corp.         Provides insurance premium
   of California ("TICC")                                                                financing in California

Arbor Life Insurance Company            Arizona          100% TICC                       Life insurance, disability
                                                                                         insurance

Plaza Insurance Sales Inc.              California       100% TICC                       Casualty insurance placement

Transamerica Advisors, Inc.             California       100% TICC                       Retail sale of investment
                                                                                         advisory services

Transamerica Annuity Services Corp.     New Mexico       100% TICC                       Performs services required for
                                                                                         structured settlements

Transamerica Financial Resources, Inc.  Delaware         100% TICC                       Retail sale of securities
                                                                                         products

Financial Resources Insurance           Texas            100% Transamerica Fin. Res.     Retail sale of securities
   Agency of Texas                                                                       products

TBK Insurance Agency of Ohio, Inc.      Ohio             100% Transamerica Fin. Res.     Variable insurance contract
                                                                                         sales in state of Ohio

Transamerica Financial Resources        Alabama          100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.   Massachusetts    100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance    Delaware         100% TICC                       Holding & administering
   Services, Inc. ("TIIS")                                                               foreign operations

Home Loans and Finance Ltd.             U.K.             100% TIIS                       Inactive

Transamerica Occidental Life            California       100% TICC                       Licensed in all forms of life
   Insurance Company ("TOLIC")                                                           insurance, accident and
                                                                                         sickness insurance

NEF Investment Company                  California       100% TOLIC                      Real estate development

Transamerica Life Insurance and         N. Carolina      100%TOLIC                       Writes life and pension ins.
   Annuity Company ("TLIAC")                                                             originally incorporated in CA
                                                                                         April 14, 1966

Transamerica Assurance Company          Missouri         100% TLIAC                      Life and disability insurance

Gemini Investments, Inc.                Delaware         100% TLIAC                      Investment subsidiary

Transamerica Life Insurance Company     Canada           100% TOLIC                      Sells individual life insurance
  of Canada                                                                              & investment products in all
                                                                                         provinces and territories of
                                                                                         Canada

Transamerica Life Insurance Company     New York         100% TOLIC                      Licensed in NY to market life
   of New York                                                                           insurance, annuities and
                                                                                         health insurance

Transamerica South Park                 Delaware         100% TOLIC                      Provide market analysis of
   Resources, Inc.                                                                       certain undeveloped land
                                                                                         holdings held by TOLIC

Transamerica Variable Insurance         Maryland         100% TOLIC                      Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.       Kansas           100% TOLIC                      Third party administrator

Transamerica Products. Inc.             California       100% TICC                       Parent co. of various
                                                                                         subsidiary corp. which are
                                                                                         formed to be co-general
                                                                                         partners of proprietary limited

Transamerica Securities Sales Corp.     Maryland         100% Transamerica Prod. Inc.    Retail sale of the variable life
                                                                                         ins. and variable annuity
                                                                                         products of the Transamerica
                                                                                         life companies

Transamerica Service Company            Delaware         100% Transamerica Prod. Inc.    Passive loss tax service for
                                                                                         Lloyd's U.S. names

Transamerica Intellitech, Inc.          Delaware         100% TICC                       Real estate information and
                                                                                         technology services

Transamerica International              Delaware         100% TICC                       Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.  Delaware         100% TICC                       Investment adviser

Transamerica Income Shares, Inc.        Maryland         100% Trans. Invest. Srvc. Inc.  Transamerica investment
                                                                                         services

Transamerica LP Holdings Corp.          Delaware         100% TICC                       Limited partnership
                                                                                         Investment (initial limited
                                                                                         partner of Transamerica
                                                                                         Delaware, L.P.)

Transamerica Real Estate Tax Service    N/A              100% TICC                       Real estate tax reporting and
  (A Division of Transamerica Corp)                                                      processing services

Transamerica Realty Services, Inc.      Delaware         100% TICC                       Responsible for real estate
                                                                                         investments for Transamerica

Bankers Mortgage Company of CA          California       100% Transamerica Realty Srv.   Holds bank account and owns
                                                                                         certain residual investments in
                                                                                         certain French real estate
                                                                                         projects which are managed
                                                                                         special purpose company for
                                                                                         the purchase of real estate tax
                                                                                         liens.

Pyramid Investment Corporation          Delaware         100% Transamerica Realty Srv.   Owns office buildings in San
                                                                                         Francisco and other properties

The Gilwell Company                     California       100% Transamerica Realty Srv.   Ground lessee of 517
                                                                                         Washington Street,
                                                                                         San Francisco

Transamerica Affordable Housing, Inc.   California       100% Transamerica Realty Srv.   Owns general partnership
                                                                                         interests in low-income
                                                                                         housing tax credit
                                                                                         partnerships

Transamerica Minerals Company           California       100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                         gas properties

Transamerica Oakmont Corporation        California       100% Transamerica Realty Srv.   General partner in
                                                                                         Transamerica/Oakmont
                                                                                         Retirement Associates

Transamerica Senior Properties, Inc.    Delaware         100% TICC                       Owns congregate care and
                                                                                         assisted living retirement
                                                                                         Properties

Transamerica Senior Living, Inc.        Delaware         100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                         assisted living retirement
                                                                                         properties.

Item 27.  Number of Contract Owners.

          As of December 31, 1999, there were 4,464 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:


Larry N. Norman                        Ann Spaes
Director and President                 Director and Vice President

Frank A. Camp                          Darin Smith
Secretary                              Assistant Vice President and Assistant
                                       Secretary

Lisa Wachendorf                        Linda Gilmer
Director, Vice President and           Treasurer/Controller
Chief Compliance Officer

Thomas R. Moriarty                     Robert Warner
Vice President                         Assistant Compliance Officer

Priscilla Hechler                      Emily Bates
Assistant Vice President and           Assistant Treasurer
Assistant Secretary

Thomas Pierpar                         Clifton Flenniken
Assistant Vice President and           Assistant Treasurer
Assistant Secretary


--------------------

The principal business address of each person listed is ASFG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $5,583,369.34 and $2,463,152.13 from the Registrant for the year ending December 31, 1999 and for May 1, 1998 through December 31, 1998, respectively, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $1,455,253.91 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor Variable Annuity Account, the PFL Endeavor Platinum Variable Annuity Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Life Variable Annuity Account C, the PFL Life Variable Annuity Account D, PFL Life Variable Annuity Account E, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and changes deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

Section 403(b) Representations
------------------------------

PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 2nd day of October, 2000.

                                        PFL LIFE VARIABLE
                                        ANNUITY ACCOUNT A

                                        PFL LIFE INSURANCE COMPANY
                                        Depositor

                                                  /s/ Larry N. Norman
                                        ----------------------------------------
                                        Larry N.Norman
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                                           Title                             Date
----------                                           -----                             ----
/s/ Patrick S. Baird                                 Director                          October 2, 2000
--------------------------------------------
Patrick S. Baird

/s/ Craig D. Vermie                                  Director                          October 2, 2000
--------------------------------------------
Craig D. Vermie

/s/ Larry N. Norman                                  Director                          October 2, 2000
--------------------------------------------         (Principal Executive Officer)
Larry N. Norman

/s/ Bart Herbert, Jr.                                Director                          October 2, 2000
--------------------------------------------
Bart Herbert, Jr.

/s/ Douglas C. Kolsrud                               Director                          October 2, 2000
--------------------------------------------
Douglas C. Kolsrud

/s/ Robert J. Kontz                                  Vice President and                October 2, 2000
--------------------------------------------         Corporate Controller
Robert J. Kontz

 /s/ Brenda K. Clancy                                Treasurer                         October 2, 2000
--------------------------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                     333 - 26209

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                       PFL LIFE VARIABLE ANNUITY ACCOUNT A

                                 ---------------

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.          Description of Exhibit                                                 Page No.*
-----------          ----------------------                                                 ---------
(8)(c)(3)            Amendment to Schedule A of the Participation Agreement by and
                     between PFL Life Insurance Company and Endeavor Series Trust

(8)(h)(1)            Amendment No. 2 to Participation Agreement by and between Janus
                     Aspen Series and PFL Life Insurance Company

(10)(a)              Consent of Independent Auditors

--------
* Page numbers included only in manually executed original.